Wanger Acorn
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Wanger Acorn, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 16.6%
Automobile Components 3.0%
Dorman Products, Inc.(a)	35,309	4,256,147
Modine Manufacturing Co.(a)	111,438	8,552,866
Total		12,809,013
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions, Inc.(a)	57,591	7,316,361
Hotels, Restaurants & Leisure 5.5%
Churchill Downs, Inc.	105,469	11,714,442
Portillo’s, Inc., Class A(a)	351,568	4,180,144
Wingstop, Inc.	25,435	5,737,627
Xponential Fitness, Inc., Class A(a)	274,603	2,287,443
Total		23,919,656
Household Durables 3.4%
Cavco Industries, Inc.(a)	10,420	5,414,544
TopBuild Corp.(a)	30,627	9,339,704
Total		14,754,248
Leisure Products 0.6%
Brunswick Corp.	44,927	2,419,319
Specialty Retail 1.8%
Five Below, Inc.(a)	104,460	7,826,665
Textiles, Apparel & Luxury Goods 0.6%
Kontoor Brands, Inc.	43,181	2,769,198
Total Consumer Discretionary		71,814,460
Consumer Staples 4.2%
Consumer Staples Distribution & Retail 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	84,858	9,682,298
Household Products 1.2%
WD-40 Co.	21,291	5,195,004
Personal Care Products 0.7%
elf Beauty, Inc.(a)	50,030	3,141,383
Total Consumer Staples		18,018,685
Energy 2.4%
Energy Equipment & Services 1.3%
TechnipFMC PLC	174,137	5,518,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.1%
Antero Resources Corp.(a)	114,632	4,635,718
Total Energy		10,154,120
Financials 10.7%
Banks 1.6%
Lakeland Financial Corp.	44,031	2,617,203
Western Alliance Bancorp	55,238	4,243,935
Total		6,861,138
Capital Markets 6.1%
Blue Owl Capital, Inc.	253,679	5,083,727
Carlyle Group, Inc. (The)	204,222	8,902,037
GCM Grosvenor, Inc., Class A	935,719	12,379,563
Total		26,365,327
Insurance 3.0%
Oscar Health, Inc., Class A(a)	170,859	2,239,961
Ryan Specialty Holdings, Inc., Class A	144,496	10,673,920
Total		12,913,881
Total Financials		46,140,346
Health Care 19.6%
Biotechnology 6.1%
Absci Corp.(a)	382,504	960,085
BridgeBio Pharma, Inc.(a)	39,928	1,380,311
Crinetics Pharmaceuticals, Inc.(a)	28,140	943,816
Cytokinetics, Inc.(a)	34,380	1,381,732
Exact Sciences Corp.(a)	175,063	7,578,477
Insmed, Inc.(a)	58,508	4,463,575
Natera, Inc.(a)	29,931	4,232,543
Revolution Medicines, Inc.(a)	30,118	1,064,973
Sarepta Therapeutics, Inc.(a)	35,549	2,268,737
Vaxcyte, Inc.(a)	29,030	1,096,173
Viking Therapeutics, Inc.(a)	39,856	962,522
Total		26,332,944

Wanger Acorn  | 2025

Portfolio of Investments  (continued)
Wanger Acorn, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	87,003	8,562,835
Integer Holdings Corp.(a)	59,366	7,005,782
Masimo Corp.(a)	22,290	3,713,514
Total		19,282,131
Health Care Providers & Services 3.9%
Alignment Healthcare, Inc.(a)	190,876	3,554,111
Encompass Health Corp.	55,725	5,643,828
HealthEquity, Inc.(a)	85,343	7,541,761
Total		16,739,700
Life Sciences Tools & Services 5.0%
BioLife Solutions, Inc.(a)	140,276	3,203,904
Bio-Techne Corp.	124,633	7,307,233
DNA Script(a),(b),(c),(d)	2,550	223,205
ICON PLC(a)	18,869	3,301,886
Maravai LifeSciences Holdings, Inc., Class A(a)	197,558	436,603
Medpace Holdings, Inc.(a)	17,353	5,287,286
Repligen Corp.(a)	13,918	1,770,926
Total		21,531,043
Pharmaceuticals 0.2%
Structure Therapeutics, Inc., ADR(a)	57,723	999,185
Total Health Care		84,885,003
Industrials 25.3%
Aerospace & Defense 4.3%
Aerovironment, Inc.(a)	47,878	5,706,579
Curtiss-Wright Corp.	29,784	9,449,569
Moog, Inc., Class A	20,842	3,612,961
Total		18,769,109
Building Products 0.8%
Janus International Group, Inc.(a)	499,444	3,595,997
Commercial Services & Supplies 1.6%
VSE Corp.	58,518	7,021,575
Construction & Engineering 1.9%
MYR Group, Inc.(a)	37,796	4,274,350
Sterling Infrastructure, Inc.(a)	35,078	3,971,180
Total		8,245,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.6%
Atkore, Inc.	86,213	5,171,918
Bloom Energy Corp., Class A(a)	80,743	1,587,407
Total		6,759,325
Ground Transportation 0.9%
Saia, Inc.(a)	11,469	4,007,613
Machinery 5.6%
Esab Corp.	59,790	6,965,535
Mueller Water Products, Inc., Class A	283,419	7,204,511
SPX Technologies, Inc.(a)	78,876	10,157,651
Total		24,327,697
Marine Transportation 1.3%
Matson, Inc.	41,837	5,362,249
Professional Services 5.0%
Alight, Inc., Class A	586,929	3,480,489
Parsons Corp.(a)	153,377	9,081,452
Paylocity Holding Corp.(a)	47,700	8,936,118
Total		21,498,059
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc.	8,795	1,981,865
FTAI Aviation Ltd.	71,329	7,919,659
Total		9,901,524
Total Industrials		109,488,678
Information Technology 16.8%
Electronic Equipment, Instruments & Components 2.0%
Celestica, Inc.(a)	51,523	4,060,528
Coherent Corp.(a)	39,251	2,548,960
Ingram Micro Holding Corp.	117,803	2,089,825
Total		8,699,313
IT Services 1.5%
Globant SA(a)	55,550	6,539,346
Semiconductors & Semiconductor Equipment 1.7%
Lattice Semiconductor Corp.(a)	77,931	4,087,481
Semtech Corp.(a)	93,382	3,212,341
Total		7,299,822
Wanger Acorn  | 2025

Portfolio of Investments  (continued)
Wanger Acorn, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.6%
Alkami Technology, Inc.(a)	123,499	3,241,849
Atlassian Corp., Class A(a)	6,089	1,292,147
Braze, Inc., Class A(a)	62,898	2,269,360
Clearwater Analytics Holdings, Inc., Class A(a)	117,249	3,142,273
CyberArk Software Ltd.(a)	6,694	2,262,572
Dynatrace, Inc.(a)	115,757	5,457,942
Gen Digital, Inc.	134,170	3,560,872
Gitlab, Inc., Class A(a)	82,539	3,879,333
Informatica, Inc., Class A(a)	97,274	1,697,431
Monday.com Ltd.(a)	17,275	4,200,589
Samsara, Inc., Class A(a)	64,640	2,477,651
Sprout Social, Inc., Class A(a)	87,189	1,917,286
SPS Commerce, Inc.(a)	29,357	3,896,555
Varonis Systems, Inc.(a)	53,822	2,177,100
Vertex, Inc.(a)	62,730	2,196,177
Workiva, Inc., Class A(a)	40,452	3,070,711
Zeta Global Holdings Corp., Class A(a)	169,585	2,299,573
Zscaler, Inc.(a)	6,368	1,263,538
Total		50,302,959
Total Information Technology		72,841,440
Real Estate 2.1%
Real Estate Management & Development 2.1%
Colliers International Group, Inc.	76,223	9,245,850
Total Real Estate		9,245,850
Total Common Stocks (Cost $414,382,545)		422,588,582

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
Sector 0.7%
SPDR S&P Biotech ETF(e)	39,659	3,216,345
Total Exchange-Traded Equity Funds (Cost $3,437,244)		3,216,345

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 4.504%(f),(g)	4,111,285	4,110,462
Dreyfus Government Cash Management Fund, Institutional Shares, 4.226%(f),(h)	3,070,500	3,070,500
Total Money Market Funds (Cost $7,180,098)		7,180,962
Total Investments in Securities (Cost: $424,999,887)		432,985,889
Other Assets & Liabilities, Net		(420,611)
Net Assets		432,565,278
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $223,205, which represents 0.05% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $223,205, which represents 0.05% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	223,205

Wanger Acorn  | 2025

Portfolio of Investments  (continued)
Wanger Acorn, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	All or a portion of this security was on loan at March 31, 2025. The total market value of securities on loan at March 31, 2025 was $2,887,160.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	4,740,598	29,520,249	(30,150,538)	153	4,110,462	53	53,979	4,111,285

(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Acorn  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7064_12_D01_(05/25)